Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Current Assets [Abstract]
Other Current Assets	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2016	December 31, 2015

Prepaid expenses	684	476
Insurance claims	-	14
Other	405	167
Total	1,089	657